MUNICIPAL INCOME OPPORTUNITIES TRUST II    Two World Trade Center, New York, New
York 10048

LETTER TO THE SHAREHOLDERS August 31, 1997

DEAR SHAREHOLDER:

We are pleased to present the semi-annual report on the operations of Municipal Income Opportunities Trust II (OIB) for the period ended August 31, 1997.

Stimulated by a resurgence of consumer spending in the fourth quarter of 1996, the economy grew at a rapid pace in the first quarter of 1997. This caused interest rates to rise between December 1996 and April 1997. In March, the Federal Reserve Board tightened monetary policy in a preemptive move against a possible increase in the rate of inflation. Economic growth slowed in the second quarter and the bond market rallied. By July, yields had declined to last November's levels. In addition to more moderate economic growth, low inflation and stable Fed policy, the bond rally was aided by the strengthened overseas performance of the dollar and the waning Federal budget deficit. Market sentiment turned cautious in August as the UPS/Teamsters strike renewed concerns that tight labor markets might prompt another tightening move by the Fed.


                     BOND YIELDS 1994-1997
--------------------------------------------------------------------
                                                Insured Municipal
                                                Revenue Yields as
         30-Year Insured                          a Percentage of
        Municipal Revenue      30-Year U.S.    U.S. Treasury Yields
              Yields         Treasury Yields           Ratio
--------------------------------------------------------------------
Dec '93         5.40%             6.34%               85.17%
                5.40              6.24                86.54
                5.80              6.66                87.09
                6.40              7.09                90.27
                6.35              7.32                86.75
                6.25              7.43                84.12
Jun '94         6.50              7.61                85.41
                6.25              7.39                84.57
                6.30              7.45                84.56
                6.55              7.81                83.87
                6.75              7.96                84.80
                7.00              8.00                87.50
Dec '94         6.75              7.88                85.66
                6.40              7.70                83.12
                6.15              7.44                82.66
                6.15              7.43                82.77
                6.20              7.34                84.47
                5.80              6.66                87.09
Jun '95         6.10              6.62                92.15
                6.10              6.86                88.92
                6.00              6.66                90.08
                5.95              6.48                91.82
                5.75              6.33                90.84
                5.50              6.14                89.56
Dec '95         5.35              5.94                90.07
                5.40              6.03                89.55
                5.80              6.46                86.69
                5.85              6.66                87.84
                5.95              6.89                86.36
                6.05              6.99                86.55
Jun '96         5.90              6.89                85.63
                5.85              6.97                83.93
                5.90              7.11                82.98
                5.70              6.93                82.25
                5.65              6.64                85.09
                5.50              6.35                86.61
Dec '96         5.60              6.63                84.46
                5.70              6.79                83.95
                5.65              6.80                83.08
                5.90              7.10                83.10
                5.75              6.94                82.85
                5.65              6.91                81.77
Jun '97         5.60              6.78                82.60
                5.30              6.30                84.00
                5.50              6.61                83.00
--------------------------------------------------------------------

Source: Municipal Market Data

MUNICIPAL INCOME OPPORTUNITIES TRUST II

MUNICIPAL MARKET CONDITIONS

Municipal yields followed the trend of Treasury yields with less volatility. Long-term insured revenue index yields rose from 5.50 percent to 5.90 percent between November 1996 and March 1997. The recent bond rally carried yields to a low of 5.30 percent in July before ending August at 5.50 percent.

The ratio of 30-year insured revenue bond yields to 30-year US Treasury yields declined from 87 percent at the end of November 1996 to 83 percent in August 1997. A declining ratio means that municipals have outperformed Treasuries and have become relatively more expensive. This ratio has annually ranged from an average low of 83 percent to an average high of 90 percent over the past four years.

New-issue municipal volume was ahead 8 percent in the first eight months of 1997. Overall, estimated underwriting volume of $180 billion for the full year is expected to exceed bond maturities and redemptions of $130 billion.

The demand for higher yields and the scarcity of non-rated issues continued to narrow the yield spread versus high-grade credits.

PERFORMANCE

The Fund's net asset value (NAV) increased from $8.79 to $8.93 per share during the six-month period ended August 31, 1997. Based on this NAV change plus reinvestment of tax-free dividends, totaling $0.30 per share, the Fund's total NAV return was 5.07 percent. OIB's market price on the New York Stock Exchange increased from $8.625 to $9.1875 per share during the six-month period. Based on this market price change and reinvestment of tax-free dividends, the Fund's total market return was 10.17 percent. OIB's market price closed at a three percent premium to NAV on August 31, 1997.

Dividends for the last three months of 1997 were declared in September. Beginning with the October 1997 payment, the monthly dividend was reduced from $0.05 per share to $0.045 per share to more closely reflect the Fund's anticipated income. Over the past six months the level of undistributed net investment income has declined from $0.115 per share to $0.09 per share.

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 13 long-term sectors and 61 credits. Non-rated securities continued to comprise two thirds of the Fund's portfolio.

MUNICIPAL INCOME OPPORTUNITIES TRUST II

Over the past six months
approximately $20 million par amount
of bonds was purchased and $13
million par amount of bonds was sold,
each at average yields of 5.90
percent. Distributable income
declined when $9 million par amount
of bonds with average book yields of
9 5/8 percent was called for
redemption.

The Portfolio's average maturity was
21 years. The combination of older,
shorter-call issues and newer issues
with longer call dates provided an
average of 6 years of call
protection. The bonds of two issuers
representing 3 percent of the Fund's
net assets were not accruing
interest. Two other issues totaling 6
percent of net assets, were accruing
income, but may face difficulties in
meeting future debt service
requirements.

LARGEST SECTORS as of August 31, 1997
(% of Net Assets)

IDR/PCR*                        24%
Nursing & Health Related        21%
Mortgage                        15%
Transportation                   8%
Retirement & Life Care           6%
Hospital                         6%
All Others                      20%

* Industrial Development/Pollution Control Revenue

Portfolio structure is subject to change.

CALL STRUCTURE as of August 31, 1997
(% of Total Long-Term Portfolio)
Percent Callable

               WEIGHTED AVERAGE
          CALL PROTECTION: 6.2 YEARS

Years Bonds Callable
     1997                                0%
     1998                                7%
     1999                               12%
     2000                               15%
     2001                               11%
     2002                                2%
     2003                                8%
     2004                                2%
     2005                               10%
     2006                               18%
     2007                                7%
     2008+                               8%

MUNICIPAL INCOME OPPORTUNITIES TRUST II

LOOKING AHEAD

Municipals have followed the trend of Treasuries throughout most of 1997. The recent enactment of the Taxpayer Relief Act of 1997 did not impact municipals directly. The long-term benefits of tax-exempt income have remained intact and have fostered demand for municipal bonds.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps to support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

We appreciate your ongoing support of Municipal Income Opportunities Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/S/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

MUNICIPAL INCOME OPPORTUNITIES TRUST II

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On May 20, 1997, an annual meeting of the Fund's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

         Michael Bozic
         For................................................................  13,756,735
         Withheld...........................................................     431,054

         Charles A. Fiumefreddo
         For................................................................  13,749,177
         Withheld...........................................................     438,612

         Wayne E. Hedien
         For................................................................  13,755,804
         Withheld...........................................................     431,985

     The following Trustees were not standing for reelection at this meeting:
     Edwin J. Garn, John R. Haire, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder.

(2) APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT BETWEEN THE FUND AND DEAN WITTER INTERCAPITAL INC. IN CONNECTION WITH THE MERGER OF MORGAN STANLEY GROUP INC. WITH DEAN WITTER, DISCOVER & CO.:

         For................................................................  13,166,862
         Against............................................................     284,560
         Abstain............................................................     736,367

(3) RATIFICATION OF PRICE WATERHOUSE LLP AS INDEPENDENT ACCOUNTANTS:

         For................................................................  13,630,757
         Against............................................................      92,887
         Abstain............................................................     464,145

MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 1997 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (96.8%)
              General Obligation (1.1%)
$  2,000      New York City, New York, 1994 Ser D.....................................     5.75%     08/15/10     $  2,037,000
--------                                                                                                          ------------

              Educational Facilities Revenue (4.7%)
   1,600      ABAG Finance Authority for Nonprofit Corporations, National Center for
               International Schools COPs.............................................     7.50      05/01/11        1,637,488
   2,000      Volusia County Educational Facilities Authority, Florida, Embry-Riddle
               Aeronautical University Ser 1996 A.....................................     6.125     10/15/26        2,067,500
              New Hampshire Higher Educational & Health Facilities Authority,
   1,500       Brewster Academy Ser 1995..............................................     6.75      06/01/25        1,563,870
   2,000       Colby-Sawyer College Ser 1996..........................................     7.50      06/01/26        2,142,340
   1,000      New York State Dormitory Authority, State University 1993 Ser A.........     5.25      05/15/15          976,270
--------                                                                                                          ------------
   8,100                                                                                                             8,387,468
--------                                                                                                          ------------

              Electric Revenue (2.6%)
   5,000      Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary FSA)++.....     5.00      07/01/21        4,676,050
--------                                                                                                          ------------

              Hospital Revenue (5.8%)
              Massachusetts Health & Educational Facilities Authority,
   2,000       Dana Farber Cancer Institute Ser G-1...................................     6.25      12/01/14        2,112,960
   3,000       Dana Farber Cancer Institute Ser G-1...................................     6.25      12/01/22        3,155,040
   4,750      Michigan Hospital Finance Authority, Sinai Hospital of Greater Detroit
--------       Refg Ser 1995..........................................................     6.70      01/01/26        5,089,150
                                                                                                                  ------------
   9,750                                                                                                            10,357,150
--------                                                                                                          ------------

              Industrial Development/Pollution Control Revenue (23.9%)
   1,250      Metropolitan Washington Airports Authority, District of Columbia,
               CaterAir
               International Corp Ser 1991 (AMT)+.....................................    10.125     09/01/11        1,274,937
   2,000      Chicago, Illinois, Chicago-O'Hare Int'l Airport/American Airlines Inc
               Ser 1990 A (AMT).......................................................     7.875     11/01/25        2,183,940
   1,500      Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)........................     6.00      06/01/27        1,541,070
   2,000      Perry County, Kentucky, TJ International Inc Ser 1997 (AMT).............     6.55      04/15/27        2,102,080
   2,600      Holyoke, Massachusetts, McCormack/Partyka Ser 1990 (AMT)................     4.00*     08/15/10        1,573,000
   3,000      Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser
               1993...................................................................     5.875     08/01/08        3,010,560
              Lapeer Economic Development Corporation, Michigan,
   2,055       Dott Manufacturing Co Ser 1989 B (AMT).................................     9.00      11/15/19        2,072,981
   2,015       Dott Manufacturing Co Ser 1989 A (AMT).................................    10.625     11/15/19        2,145,189
              Michigan Strategic Fund,
   1,539       Kasle Steel Corp Ser 1989 (AMT)........................................     9.375     10/01/06        1,602,342
   5,206       Kasle Steel Corp Ser 1989 (AMT)........................................     9.50      10/01/14        5,420,133
   1,415      Sanilac County Economic Development Corporation, Michigan, Dott
               Manufacturing Co Ser 1989 (AMT)........................................    10.625     08/15/19        1,519,498
   3,000      Claiborne County, Mississippi, Middle South Energy Inc Ser C++..........     9.875     12/01/14        3,252,570
   3,500      Cleveland, Ohio, Continental Airlines Inc Ser 1990 A (AMT)..............     9.00      12/01/19        3,823,260
   2,000      Beaver County Industrial Development Authority, Pennsylvania,
               Toledo Edison Co Collateralized Ser 1995 B.............................     7.75      05/01/20        2,261,120

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
$  3,000      Pennsylvania Economic Development Financing Authority, MacMillan Bloedel
               Ltd Ser 1995 (AMT).....................................................     7.60%     12/01/20     $  3,452,610
   3,000      Pittsylvania County Industrial Development Authority, Virginia,
               Multi-Trade Ser 1994 A (AMT)...........................................     7.55      01/01/19        3,259,980
   2,000      Upshur County, West Virginia, TJ International Inc Ser 1995 (AMT).......     7.00      07/15/25        2,135,720
--------                                                                                                          ------------
  41,080                                                                                                            42,630,990
--------                                                                                                          ------------

              Mortgage Revenue - Multi-Family (5.7%)
              Boulder County, Colorado,
   3,065       Village Place at Longmont Ser 1989 A (AMT).............................    10.125     07/15/19        3,131,970
  10,837       Village Place at Longmont Ser 1989 B (AMT).............................     0.00      07/15/19        1,191,719
   2,715      San Antonio Housing Finance Corporation, Texas, La Posada Del Rey Ser
               1990 A.................................................................    10.00      02/01/20        2,826,451
              Alexandria Redevelopment & Housing Authority, Virginia,
   2,000       Courthouse Commons Apts Ser 1990 A (AMT)...............................    10.00      01/01/21        2,016,460
  10,728       Courthouse Commons Apts Ser 1990 B (AMT)...............................     0.00      01/01/21        1,059,370
--------                                                                                                          ------------
  29,345                                                                                                            10,225,970
--------                                                                                                          ------------

              Mortgage Revenue - Single Family (9.5%)
   4,000      Alaska Housing Finance Corporation, 1997 Ser A (MBIA)...................     6.00      06/01/27        4,084,160
   3,500      Maine Housing Authority, Purchase 1990 Ser A-4 (AMT)....................     6.40      11/15/23        3,601,255
   2,000      New Hampshire Housing Finance Authority, 1997 Ser D (AMT) (WI)..........     5.90      07/01/28        1,997,000
              Ohio Housing Finance Agency,
   1,500       GNMA-Backed 1988 Ser B (AMT)...........................................     8.25      12/15/19        1,581,930
   5,000       Residential GNMA-Collateralized 1996 Ser B-2 (AMT).....................     6.10      09/01/28        5,103,600
              Utah Housing Finance Agency,
     225       Ser 1990 A-2 (AMT).....................................................     7.875     07/01/22          231,671
     300       Ser 1990 A-2 (AMT).....................................................     7.80      07/01/10          309,714
--------                                                                                                          ------------
  16,525                                                                                                            16,909,330
--------                                                                                                          ------------

              Nursing & Health Related Facilities Revenue (21.3%)
   2,315      Arkansas Development Finance Authority, Wynwood Nursing Center Ser 1989
               (AMT)..................................................................    10.50      11/01/19        2,492,815
              Vista, California, Long-Term Care Foundation of America
   2,758       Ser 1994 A COPs (a)(b).................................................     8.50      01/01/20        1,710,160
     331       Ser 1994 B COPs (a)(b).................................................     0.00      01/01/20            3,306
   3,965      Monroe County Development Authority, Georgia, Health Scholarships Inc
               Ser 1989 A.............................................................    10.125     09/01/19        4,005,919
   2,440      Sterling, Illinois, Hoosier Care Inc Ser 1989 A.........................     9.75      08/01/19        2,610,068
   3,000      Iowa Health Facilities Development Finance Authority, Care Initiatives
               Ser 1996...............................................................     9.25      07/01/25        3,917,130
   3,285      Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990............................    10.25      01/01/20        3,459,532
   1,400      Westside Habilitation Center, Louisiana, Intermediate Care Facility for
               the Mentally Retarded Refg Ser 1993....................................     8.375     10/01/13        1,522,612
   1,030      Massachusetts Health & Educational Facilities Authority, Farren Care
               Center 1989 Ser A......................................................    10.375     06/01/10        1,156,989

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Massachusetts Industrial Finance Agency,
$  4,580       Greater Lynn Special Needs Housing Corp & Mental Health & Retardation
                 Assn 1990 Issue......................................................     9.875%    06/01/10     $  4,980,613
   1,205       May Institute for Autistic Children Inc 1990 Issue.....................     9.75      06/01/10        1,306,690
     175       Pioneer Valley Living Care Center at Amherst 1990 Issue................     7.00      10/01/01          165,581
      77       Pioneer Valley Living Care Center at Amherst 1990 Issue................     0.00      10/01/20            1,535
   3,000      Allegheny County Hospital Development Authority, Pennsylvania, Allegheny
               Valley School Ser 1990.................................................     8.50      02/01/15        3,191,100
   4,835      Chester County Industrial Development Authority, Pennsylvania, RHA/PA
               Nursing Homes Inc Ser 1989.............................................    10.125     05/01/19        4,441,238
              Tarrant County Health Facilities Development Corporation, Texas,
     450       3927 Foundation Inc Ser 1989...........................................    10.00      09/01/99          472,964
   2,500       3927 Foundation Inc Ser 1989...........................................    10.125     09/01/09        2,621,925
--------                                                                                                          ------------
  37,346                                                                                                            38,060,177
--------                                                                                                          ------------

              Retirement & Lifecare Facilities Revenue (5.9%)
   2,095      Pima County Industrial Development Authority, Arizona, Country Club of
               La Cholla Ser 1990 (AMT)...............................................     8.50      07/01/20        1,969,300
   2,000      Glen Cove Housing Authority, New York, The Mayfair at Glen Cove
               Ser 1996 (AMT).........................................................     8.25      10/01/26        2,129,120
   2,000      Lorain County, Ohio, Laurel Lakes Ser 1993..............................     7.125     12/15/18        2,140,360
              Chesterfield County Industrial Development Authority, Virginia,
   5,750       Brandermill Woods Ser 1991 A (b).......................................     7.25      07/01/16        4,140,000
     800       Brandermill Woods Ser 1991 A (b).......................................     0.00      07/01/17           16,000
     800       Brandermill Woods Ser 1991 A (b).......................................     0.00      07/01/18           16,000
     800       Brandermill Woods Ser 1991 A (b).......................................     0.00      07/01/19           16,000
     800       Brandermill Woods Ser 1991 A (b).......................................     0.00      07/01/20           16,000
     800       Brandermill Woods Ser 1991 A (b).......................................     0.00      07/01/21           16,000
--------                                                                                                          ------------
  15,845                                                                                                            10,458,780
--------                                                                                                          ------------

              Tax Allocation (2.7%)
   1,170      Bridgeview, Illinois, Tax Increment Refg Ser 1995.......................     9.00      01/01/11        1,332,864
     400      Hodgkins, Illinois, Ser 1991............................................     9.50      12/01/09          468,452
     705      Madison Heights Tax Increment Finance Authority, Michigan, Ser 1991.....     8.50      03/15/01          745,805
   1,968      Muskegon Downtown Development Authority, Michigan, Ltd Oblig 1989
--------       Ser A-1 (a)............................................................     9.75      06/01/18        2,217,080
                                                                                                                  ------------
   4,243                                                                                                             4,764,201
--------                                                                                                          ------------

              Transportation Facilities Revenue (8.1%)
   2,000      Foothills/Eastern Transportation Corridor Agency, California, Toll Road
               Sr Lien Ser 1995 A.....................................................     0.00      01/01/13        1,395,460
   2,000      San Joaquin Hills, California, Transportation Corridor, Toll Road Sr
               Lien...................................................................     6.75      01/01/32        2,151,760
   4,000      Dade County, Florida, Seaport Refg Ser 1996 (MBIA)......................     5.125     10/01/26        3,805,600
   5,000      E-470 Public Highway Authority, Colorado, 1997 Ser B (MBIA).............     0.00      09/01/14        1,980,700
   2,000      Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser 1993 A....     6.00      10/01/13        2,046,120
   3,000      Ohio Turnpike Commission, 1996 Ser A (MBIA).............................     5.50      02/15/26        2,995,620
--------                                                                                                          ------------
  18,000                                                                                                            14,375,260
--------                                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 1997 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                 COUPON     MATURITY
THOUSANDS                                                                                  RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Other Revenue (2.4%)
$  2,000      Northern Palm Beach County Improvement District, Florida, Water Control
               & Impr #9A Ser 1996 A..................................................     7.30%     08/01/27     $  2,104,580
   2,000      Mashantucket (Western) Pequot Tribe, Connecticut, Special 1996 Ser A
               (a)....................................................................     6.40      09/01/11        2,121,680
--------                                                                                                          ------------
   4,000                                                                                                             4,226,260
--------                                                                                                          ------------

              Refunded (3.1%)
   3,000      Carol Stream, Illinois, Carol Pointe Ser 1990 A.........................     9.50      01/15/01++      3,522,960
   1,760      Illinois Health Facilities Authority, Hinsdale Hospital Ser 1990 C
               (ETM)++................................................................     9.50      11/15/19        2,078,138
--------                                                                                                          ------------
   4,760                                                                                                             5,601,098
--------                                                                                                          ------------
 195,994      TOTAL MUNICIPAL BONDS (Identified Cost $165,214,683)...........................................      172,709,734
--------                                                                                                          ------------
              SHORT-TERM MUNICIPAL OBLIGATIONS (2.2%)
   1,800      East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1989 (Demand
               09/02/97)..............................................................    3.70**     11/01/19        1,800,000
   2,100      Platte County, Wyoming, Tri-State Generation & Transmission Assn. Inc
--------       Ser 1984 B (Demand 09/02/97)...........................................    3.75**     07/01/14        2,100,000
                                                                                                                  ------------
   3,900      TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $3,900,000)............................        3,900,000
--------                                                                                                          ------------
$199,894      TOTAL INVESTMENTS (Identified Cost $169,114,683) (c)..................................    99.0%
========                                                                                                           176,609,734

              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    1.0        1,766,354
                                                                                                         ----     ------------

              NET ASSETS.............................................................................  100.0%     $178,376,088
                                                                                                                  ============
                                                                                                         ====

---------------------

     AMT      Alternative Minimum Tax.
     COPs     Certificates of Participation.
     ETM      Escrowed to maturity.
      WI      Security was purchased on a when issued basis.
      +       Joint exemption in the District of Columbia and Virginia.
      ++      Some or all of these securities are segregated in connection with the purchase of when issued securities.
      ++      Prerefunded to call date shown.
      *       Coupon resets to 7.50% on 08/15/99.
      **      Current coupon of variable rate demand obligation.
     (a)      Resale is restricted to qualified institutional investors.
     (b)      Non-income producing security; bond in default.
     (c)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $9,751,572 and the aggregate gross unrealized depreciation is $2,259,521, resulting in net unrealized appreciation of $7,495,051.

Bond Insurance:
--------------
     FSA      Financial Security Assurance Inc.
     MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 1997 (unaudited) continued

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets
                                August 31, 1997

Alaska...................  2.3%
Arizona..................  1.1
Arkansas.................  1.4
California...............  3.9
Colorado.................  3.5
Connecticut..............  1.2
District of Columbia.....  0.7
Florida..................  5.6
Georgia..................  2.2
Illinois.................  6.8
Iowa.....................  5.0%
Kentucky.................  1.2
Louisiana................  1.9
Maine....................  2.0
Massachusetts............  9.8
Michigan................. 11.7
Mississippi..............  1.8
New Hampshire............  3.2
New York.................  2.9
Ohio.....................  8.8
Pennsylvania.............  7.5%
Texas....................  3.3
Utah.....................  2.9
Virginia.................  7.8
Wyoming..................  1.2
Joint Exemption(1)....... (0.7)
                          ----

Total.................... 99.0%
                          ====

---------------------
(1) Joint exemptions have been included in both geographic locations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $169,114,683).......................................    $176,609,734
Cash..................................................................         213,277
Receivable for:
    Interest..........................................................       3,381,807
    Investments sold..................................................         425,309
Prepaid expenses and other assets.....................................          13,829
                                                                          ------------

    TOTAL ASSETS......................................................     180,643,956
                                                                          ------------

LIABILITIES:
Payable for:
    Investments purchased.............................................       2,002,950
    Investment advisory fee...........................................          90,678
    Administration fee................................................          54,407
Accrued expenses and other payables...................................         119,833
                                                                          ------------

    TOTAL LIABILITIES.................................................       2,267,868
                                                                          ------------

    NET ASSETS........................................................    $178,376,088
                                                                          ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.......................................................    $187,115,283
Net unrealized appreciation...........................................       7,495,051
Accumulated undistributed net investment income.......................       1,790,440
Accumulated net realized loss.........................................     (18,024,686)
                                                                          ------------

    NET ASSETS........................................................    $178,376,088
                                                                          ============

NET ASSET VALUE PER SHARE,
 19,978,607 shares outstanding (unlimited shares authorized of $.01
 par value)...........................................................           $8.93
                                                                                 =====

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

STATEMENT OF OPERATIONS
For the six months ended August 31, 1997 (unaudited)
NET INVESTMENT INCOME:

INTEREST INCOME.........................................................    $6,677,695
                                                                            ----------
EXPENSES
Investment advisory fee.................................................       444,784
Administration fee......................................................       266,870
Professional fees.......................................................        57,541
Transfer agent fees and expenses........................................        33,063
Shareholder reports and notices.........................................        14,970
Registration fees.......................................................        11,780
Trustees' fees and expenses.............................................        10,289
Custodian fees..........................................................         4,370
Other...................................................................         6,861
                                                                            ----------

    TOTAL EXPENSES......................................................       850,528

Less: expense offset....................................................        (4,357)
                                                                            ----------

    NET EXPENSES........................................................       846,171
                                                                            ----------

    NET INVESTMENT INCOME...............................................     5,831,524
                                                                            ----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.......................................................     1,152,072
Net change in unrealized appreciation...................................     1,812,843
                                                                            ----------

    NET GAIN............................................................     2,964,915
                                                                            ----------

NET INCREASE............................................................    $8,796,439
                                                                            ==========

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE SIX       FOR THE YEAR
                                                         MONTHS ENDED         ENDED
                                                       AUGUST 31, 1997    FEBRUARY 28, 1997
-------------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................    $ 5,831,524        $  11,999,013
Net realized gain (loss).............................      1,152,072           (1,945,805)
Net change in unrealized appreciation................      1,812,843              967,781
                                                         ------------        ------------

    NET INCREASE.....................................      8,796,439           11,020,989

Dividends from net investment income.................     (5,993,450)         (12,789,749)
Net decrease from transactions in shares of
 beneficial interest.................................        --                  (104,700)
                                                         ------------        ------------

    NET INCREASE (DECREASE)..........................      2,802,989           (1,873,460)

NET ASSETS:
Beginning of period..................................    175,573,099          177,446,559
                                                         ------------        ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $1,790,440 and $1,952,366, respectively.)........    $178,376,088       $ 175,573,099
                                                         ============        ============

        SEE NOTES TO FINANCIAL STATEMENTS

MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Dean Witter InterCapital Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Under the terms of the Advisory Agreement, in addition to managing the Fund's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Dean Witter Services Company Inc. (the "Administrator"), the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 1997 aggregated $16,064,050 and $18,006,155, respectively.

Dean Witter Trust FSB, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent. At August 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $11,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 1997 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,934. At August 31, 1997, the Fund had an accrued pension liability of $47,925 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                                   CAPITAL
                                                                                                                   PAID IN
                                                                                                   PAR VALUE      EXCESS OF
                                                                                      SHARES       OF SHARES      PAR VALUE
                                                                                    ----------     ---------     ------------
Balance, February 29, 1996......................................................    19,990,607     $199,907      $187,020,076
Treasury shares purchased and retired (weighted average discount 2.07%)*........       (12,000)        (120)         (104,580)
                                                                                    ----------     --------      ------------
Balance, February 28, 1997 and August 31, 1997..................................    19,978,607     $199,787      $186,915,496
                                                                                    ==========     ========      ============

---------------------
* The Trustees have voted to retire the shares purchased.

MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 1997 (unaudited) continued

6. DIVIDENDS

The Fund declared the following dividends from net investment income:

    DECLARATION         AMOUNT             RECORD                PAYABLE
       DATE            PER SHARE            DATE                  DATE
-------------------    ---------     ------------------    -------------------
   July 1, 1997         $ 0.05       September 5, 1997     September 19, 1997
September 23, 1997      $ 0.045       October 3, 1997       October 17, 1997
September 23, 1997      $ 0.045       November 7, 1997      November 21, 1997
September 23, 1997      $ 0.045       December 5, 1997      December 19, 1997

7. FEDERAL INCOME TAX STATUS

At February 28, 1997, the Fund had a net capital loss carryover of approximately $17,607,000, to offset future capital gains to the extent provided by regulations through February 28 of the following years:

                                      AMOUNT IN THOUSANDS
------------------------------------------------------------------------------------------------
        2002
        ----                     2003                     2004                     2005
                                ------                    -----                    -----
         $4
        ====                    $10,485                  $2,826                   $4,292
                                ======                    =====                    =====

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,943,000 during fiscal 1997.

As of February 28, 1997, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

MUNICIPAL INCOME OPPORTUNITIES TRUST II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                FOR THE SIX
                                                                MONTHS ENDED              FOR THE YEAR ENDED FEBRUARY 28*
                                                                 AUGUST 31,        ----------------------------------------------
                                                                    1997               1997            1996**            1995
   ---------------------------------------------------------------------------------------------------------------------------
                                                                (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................      $   8.79           $     8.88       $     8.66       $     8.74
                                                                  --------             --------         --------         --------
Net investment income.......................................          0.29                 0.60             0.66             0.64
Net realized and unrealized gain (loss).....................          0.15                (0.05)            0.18            (0.12)
                                                                  --------             --------         --------         --------
Total from investment operations............................          0.44                 0.55             0.84             0.52
                                                                  --------             --------         --------         --------
Less dividends and distributions from:
 Net investment income......................................         (0.30)               (0.64)           (0.62)           (0.60)
 Net realized gain..........................................            --                   --               --               --
                                                                  --------             --------         --------         --------
Total dividends and distributions...........................         (0.30)               (0.64)           (0.62)           (0.60)
                                                                  --------             --------         --------         --------
Net asset value, end of period..............................      $   8.93           $     8.79       $     8.88       $     8.66
                                                                  ========             ========         ========         ========
Market value, end of period.................................      $  9.188           $    8.625       $     8.75       $     8.00
                                                                  ========             ========         ========         ========
TOTAL INVESTMENT RETURN+....................................         10.17%(1)             5.94%           17.87%            6.36%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          0.96%(2)(3)          1.01%(3)         1.01%(3)         1.01%
Net investment income.......................................          6.56%(2)             6.87%            7.50%            7.60%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $178,376             $175,573         $177,447         $175,038
Portfolio turnover rate.....................................            10%(1)               21%              18%              5%


                                                                 FOR THE YEAR ENDED FEBRUARY 28*

                                                                 --------------------------------


                                                                   1994              1993
                                                                 --------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period........................    $     9.13       $     9.23
                                                                  --------         --------
Net investment income.......................................          0.63             0.67
Net realized and unrealized gain (loss).....................         (0.42)           (0.08)
                                                                  --------         --------
Total from investment operations............................          0.21             0.59
                                                                  --------         --------
Less dividends and distributions from:
 Net investment income......................................         (0.60)           (0.68)
 Net realized gain..........................................            --            (0.01)
                                                                  --------         --------
Total dividends and distributions...........................         (0.60)           (0.69)
                                                                  --------         --------
Net asset value, end of period..............................    $     8.74       $     9.13
                                                                  ========         ========
Market value, end of period.................................    $    8.125       $     8.75
                                                                  ========         ========
TOTAL INVESTMENT RETURN+....................................         (0.36)%          (4.42)%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................          1.01%            1.11%
Net investment income.......................................          7.13%            7.42%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................      $181,336         $189,291
Portfolio turnover rate.....................................             6%               3%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 ** For the year ended February 29.
 + Total investment return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
-----------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
-----------------------------------------------------
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Accountants
-----------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER
-----------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.



MUNICIPAL
INCOME
OPPORTUNITIES
TRUST II


Semiannual Report
August 31, 1997